VESSELS UNDER FINANCE LEASE, NET - Schedule of Amortization of Finance Lease Assets and Obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Leases [Abstract]
Depreciation of vessels under finance lease	$ 444	$ 444
Interest expense on obligations under finance lease	200	400
Total finance lease expense, net	$ 644	$ 844